Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allowance for credit losses	$ 2,504
Allowance for credit losses amount			2,209,825
Allowance for doubtful account related to prepaid expenses and other current assets	0		0	0
Impairment of property and equipment	0		0	0
Impairment of intangible assets			167,787
Impairment loss on goodwill			971,229
Impairment of long-lived assets			167,787
Forward purchase receivables			21,892,527
Recycled per shares | $ / shares	$ 2.50
Purchase liability			20,321,053
Advertising cost	455,260		855,863	270,361
Employee expenses	$ 316,971		$ 340,756	$ 349,333
Convertible Debt Securities [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Antidilutive shares | shares	422,625	422,625	1,411,725
Warrants Convertible Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Antidilutive shares | shares	4,458,625	4,458,625	4,458,625
SINGAPORE
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Goods and services taxes rate	8.00%	8.00%	7.00%	7.00%
Central Provident Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee plan description	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee plan description	up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee	up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee
Monthly salary	$ 8,300,000	$ 11,250